Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	$ 4,939.5	$ 2,606.3	$ 4,062.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	97.8	40.3	138.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	265.9	240.6	1,939.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	13.5	15.4	164.1
More Than Twelve Months Below Amortized Cost, Fair Value	1,347.6	1,784.8	2,824.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	157.5	237.0	614.7
Total, Fair Value	6,553.0	4,631.7	8,825.6
Total Unrealized Capital Losses	268.8	292.7	917.5
Average market value of fixed maturities with unrealized capital losses aged more than twelve months	89.50%	88.30%	82.10%
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	72.6	451.2	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	4.0	1.8	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	0	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0	0
Total, Fair Value	72.6	451.2	0
Total Unrealized Capital Losses	4.0	1.8	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	3,128.0	1,333.4	1,812.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	64.7	19.2	55.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	143.6	116.5	173.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	5.1	3.0	10.4
More Than Twelve Months Below Amortized Cost, Fair Value	191.9	231.2	393.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	23.5	26.6	45.3
Total, Fair Value	3,463.5	1,681.1	2,379.5
Total Unrealized Capital Losses	93.3	48.8	111.4
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	968.5	360.2	1,177.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	22.5	12.7	66.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	47.1	59.8	80.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	4.3	7.4	7.3
More Than Twelve Months Below Amortized Cost, Fair Value	191.7	314.9	655.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	23.6	39.2	71.9
Total, Fair Value	1,207.3	734.9	1,913.6
Total Unrealized Capital Losses	50.4	59.3	145.4
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	682.8	369.3	426.6
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	6.5	6.4	5.1
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	63.3	42.0	388.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	2.7	2.1	16.1
More Than Twelve Months Below Amortized Cost, Fair Value	477.8	585.1	865.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	54.7	78.2	219.6
Total, Fair Value	1,223.9	996.4	1,680.0
Total Unrealized Capital Losses	63.9	86.7	240.8
Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	5.8	22.0	338.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0.2	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	1.9	15.3	1,131.6
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	1.7	87.6
More Than Twelve Months Below Amortized Cost, Fair Value	43.4	44.4	241.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	3.9	4.2	55.2
Total, Fair Value	51.1	81.7	1,711.3
Total Unrealized Capital Losses	4.0	6.1	149.2
Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	81.8	70.2	306.9
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.1	0	5.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	10.0	7.0	165.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.3	1.2	42.7
More Than Twelve Months Below Amortized Cost, Fair Value	442.8	609.2	668.5
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	51.8	88.8	222.7
Total, Fair Value	534.6	686.4	1,141.2
Total Unrealized Capital Losses	$ 53.2	$ 90.0	$ 270.7